Summary of Significant Accounting Policies (Details)					2 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 16, 2022	Feb. 15, 2022 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($) segment shares	Mar. 31, 2024 USD ($)	Nov. 14, 2023 USD ($)	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Operating segment (in segment) | segment										1
Depreciation, depletion, and amortization expense (in Dollars) | $						$ 352,127	$ 97,075	$ 476,074		$ 2,407,098
Federal depository insurance coverage (in Dollars) | $		$ 250,000			$ 250,000					$ 250,000
Reportable operating segment (in segment) | segment							1			1
Percentage of effective tax rate			1.00%		27.65%	20.97%	31.00%	20.00%
Vendor [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)										1,200,000
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage										99.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage										100.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	96.00%	99.00%									96.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							100.00%	100.00%			100.00%
Predecessor [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation, depletion, and amortization expense (in Dollars) | $									$ 1,497,749
Vendor [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)							1,200,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage (in Dollars) | $	$ 250,000						$ 250,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage (in Dollars) | $	$ 2,793,778						$ 2,793,778
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)										6,847,500
Number of warrants to purchase shares issued (in Shares)							6,847,500
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)				505,000						4,188,000
Number of warrants to purchase shares issued (in Shares)							4,225,500